Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Impaired Loans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	$ 3,421	$ 3,378
Carrying value	3,154	3,085
Related allowance for credit losses	686	687
Average gross impaired loans	3,053	3,247
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	776	790
Carrying value	709	750
Related allowance for credit losses	47	42
Average gross impaired loans	726	801
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	1,465	1,477
Carrying value	1,331	1,312
Related allowance for credit losses	178	147
Average gross impaired loans	1,325	1,349
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	454	424
Carrying value	454	424
Related allowance for credit losses	341	335
Average gross impaired loans	422	391
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	726	687
Carrying value	660	599
Related allowance for credit losses	120	163
Average gross impaired loans	$ 580	$ 706